Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
9.	Inventories

(a)	Inventories as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Finished goods	￦	1,886,040	1,655,228
Merchandise		1,131,416	1,058,874
Semi-finished goods		1,945,567	2,097,289
Raw materials		2,821,972	2,656,341
Fuel and materials		888,941	1,026,133
Construction inventories		1,372,259	1,045,088
Materials-in-transit		2,245,740	1,824,044
Others		68,150	83,905

		12,360,085	11,446,902

Less: Allowance for inventories valuation		(206,782)	(216,143)

	￦	12,153,303	11,230,759

(b)	The changes in allowance for inventories valuation for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Beginning	￦	203,164	135,631	206,782
Loss on valuation of inventories		78,560	141,799	96,201
Realization on disposal of inventories		(138,967)	(69,426)	(79,419)
Others		(7,126)	(1,222)	(7,421)

Ending	￦	135,631	206,782	216,143